Related-party transactions (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel's remuneration - salaries	$ 5,844	$ 2,846	$ 9,208